Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [Line Items]
Revenue		$ 1,043,991	$ 978,336	$ 782,524
Non-Current Assets*	[1]	596,667	642,694
India [Member]
Disclosure of geographical areas [Line Items]
Revenue		944,409	922,616	739,652
Non-Current Assets*	[1]	589,724	636,989
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue		52,232	16,753	14,210
Non-Current Assets*	[1]	5,405	4,683
United Arab Emirates [Member]
Disclosure of geographical areas [Line Items]
Revenue		41,054	24,403	16,838
Non-Current Assets*	[1]	910	809
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue		6,296	14,564	$ 11,824
Non-Current Assets*	[1]	$ 628	$ 213

[1]	Non-current assets presented above represent property, plant and equipment, intangible assets and goodwill, non-current tax assets and other non-current assets (excluding financial assets).